INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Undistributed foreign subsidiaries	$ 8,720	$ 7,594
Amount of unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries	1,224	873
Unrecognized tax benefits	3,162	2,373	$ 1,438
Unrecognized tax benefits that would impact effective tax rate	3,162	2,373
Interest on income taxes accrued	136	$ 49
Increase in unrecognized tax benefits is reasonably possible	$ 82